UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Multi-Sector Income Fund

Semi-Annual Report

April 30, 2014

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/

dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of April 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Multi-Sector Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Global bond markets broadly rallied during the period, as low growth and low inflation expectations appeared to drive yields lower and longer-term bond prices higher, particularly in the opening months of 2014. High-yield and emerging markets debt sectors performed best, while currency markets were mixed.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Multi-Sector Income Fund for the six-month period that ended April 30, 2014. Global bond markets broadly rallied during the period, as low growth and low inflation expectations appeared to drive yields lower and longer-term bond prices higher, particularly in the opening months of 2014. High-yield and emerging markets debt sectors performed best, while currency markets were mixed. The U.S. high-yield bond market (measured by the Barclays U.S. High Yield Corporate Bond Index1) provided relatively strong fixed-income returns during the period, outpacing returns from the investment-grade corporate bond markets (Barclays U.S. Corporate Bond Index2) and U.S. Treasuries (Barclays U.S. Treasury Index3). U.S. mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and corporate bonds generated positive returns. On the whole, fixed-income markets across the globe notably rallied over the first four months of 2014, rebounding nicely from some challenging price corrections during 2013. In general, the corporate bond sector—notably high-yield corporate bonds—were best across all global markets, while sovereign debt issuances generally lagged behind.

At the end of 2013, currency markets were volatile while bond markets staged a recovery.

Global currency markets were mixed over the final months of 2013, with strength in eastern European currencies but weakness in Australian and Brazilian currencies. The most significant event during these waning months of 2013 was a continued sharp decline in the value of the Japanese yen. Bond markets of the smaller global economies continued to outperform the bond markets of the largest economies, while the strong demand for income across global bond markets continued to support higher-yield securities, such as corporate bonds and structured products (for example, MBS).

Simultaneously, the U.S. high-yield bond market continued to rally, building on positive gains from the previous months. Yield spreads continued to tighten significantly across the board while U.S. Treasury yields ratcheted higher, most notably in maturities of five years and longer. Lower-rated credit tiers outperformed each respectively higher-rated credit tier, while the high-yield default rate remained historically low as refinancing levels declined modestly with rate increases but net new issuance remained strong. The rise in U.S. Treasury yields pressured security prices across the U.S. investment-grade bond markets. The corporate bond and CMBS sectors provided positive returns. By contrast, U.S. Treasuries declined in value and residential MBS had negative returns as mortgage rates shifted higher.

International and U.S. fixed-income markets rallied strongly in 2014.

Global bond markets broadly rallied over the opening months of 2014, as low growth and low inflation expectations appeared to drive yields lower and longer-term bond prices higher. Global high-yield and emerging markets debt sectors performed best during February and March. After a volatile January 2014 that saw yields and risk move higher in smaller economic regions, markets recovered in February, carrying those trends into March and April, which led some smaller bond markets to outperform the major markets over the period. Brazil, Italy, and Spain notably outperformed other countries while Russia declined in value with the escalation of the Ukraine crisis in March. Currency markets continued to be

1.	The Barclays U.S. High Yield Corporate Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

2.	The Barclays U.S. Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

3.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	3

mixed during the late-winter bond market rallies, as the Brazilian real appreciated while the Russian ruble and Polish zloty depreciated. The Japanese yen halted its precipitous decline from the waning months of 2013 and appreciated over the first four months of 2014.

Favorable conditions for U.S. fixed-income markets were restored in the early months of 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, U.S. fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index4) largely outperformed U.S. equity markets (measured by the S&P 500 Index5) during the opening months of 2014. This helped support global bond markets, particularly global corporate bonds. Reassurances from the U.S. Federal Reserve (Fed) that a highly accommodative monetary policy would continue throughout 2014 inspired bond rallies across the globe.

One positive takeaway for bond investors that helped fuel the global fixed-income rallies was former Fed Chairman Ben Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. In addition, he indicated that the federal funds target rate would remain unchanged for the foreseeable future, with the implication that it would not increase until the bond-buying program was fully disbanded. These were important statements for investors that helped bolster U.S. fixed-income and global bond valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Reassurances from the U.S. Federal Reserve (Fed) that a highly accommodative monetary policy would continue throughout 2014 inspired bond rallies across the globe.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest-rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Michael Bray, CFA

Christopher Y. Kauffman, CFA

Michael Lee

Niklas Nordenfelt, CFA

Anthony Norris

Alex Perrin

Janet S. Rilling, CFA, CPA

Phillip Susser

Christopher Wightman

Peter Wilson

Average annual total returns1 (%) as of April 30, 2014

	6 Months	1 Year	5 Year	10 Year
Based on market value	6.42	(4.43)	15.19	8.14
Based on net asset value (NAV) per share	4.57	2.30	13.85	8.05

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s gross and net expense ratios for the six months ended April 30, 2014, were 1.23% and 1.23%, respectively, which includes 0.07% of interest expense.

Comparison of NAV vs. market value[2]

The Fund is leveraged through a secured debt borrowing facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve risks including interest-rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. This Fund is exposed to mortgage- and asset-backed securities risk.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

2.	This chart does not reflect any brokerage commissions on the purchase and sale of the Fund’s common stock. Dividends and distributions have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	5

MANAGERS’ DISCUSSION

The Fund’s return based on market value was 6.42% during the six month period that ended April 30, 2014. During the same period, the Fund’s return based on its net asset value was 4.57%.

The global bond markets continued to be affected by low growth in the largest economies of the world during the recent six-month period. Investment-grade and high-yield corporate debt markets continued to perform relatively well, as investors sought the higher yields from the spread sectors.

In the U.S., growth indicators disappointed during the period, which helped curtail rising yields in U.S. Treasuries. Across the eurozone, growth and inflation remained low and credit growth appeared constrained. Additional policy steps to ward off deflation appeared likely to surface. Japan remained an unattractive bond market due to negative real yields, while the U.K. modestly benefited from a perceived safe-haven status among European countries as uncertainty ensued across the eurozone and periphery countries.

During the period, U.S. high-yield bonds continued to benefit from rising stock prices, relatively low volatility, and strong investor demand for attractive income. High-yield companies continued to issue more debt as companies took advantage of the strong investor demand for high-yield securities and low borrowing costs.

U.S. investment-grade corporate bond and structured product sectors significantly outperformed U.S. Treasuries during the period despite a rocky start. In general, the lower-rated segments of the mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities, and corporate bond sectors were the best contributors to performance during the period.

Ten largest holdings[3] (%) as of April 30, 2014
Brazil, 10.00%, 1-1-2023	2.91
Texas Competitive Electric Holdings LLC, 3.74%, 10-10-2014	2.18
Sprint Capital Corporation, 6.88%, 11-15-2028	1.95
Poland, 4.00%, 10-25-2023	1.89
Turkey, 9.00%, 3-8-2017	1.64
Thailand, 3.25%, 6-16-2017	1.49
Republic of South Africa, 7.75%, 2-28-2023	1.26
Turkey, 8.30%, 6-20-2018	1.22
Dell Incorporated, 4.50%, 4-29-2020	1.21
Hungary, 6.75%, 11-24-2017	1.21

Contributors to performance

In the international sleeve, positioning in the higher-yielding bond markets of Australia, Brazil, Hungary, Mexico, Malaysia, New Zealand, Poland, and South Africa contributed to performance. In currency positioning, the New Zealand dollar, Mexican peso, Turkish lira, and South African rand added value. Allocations to high yield in the global sector contributed to performance. The U.S. high-yield bond allocation in the Fund continued to benefit from a strong appreciation across the high-yield bond market and accommodative monetary policy.

Holdings in the pipeline and gaming sectors contributed to performance. The U.S. mortgage/corporate credit sleeve’s focus on A-rated and BBB-rated credits added value, as lower-rated credits outperformed the higher-rated credits during the period. The Fund’s holdings in corporate bonds, CMBS, and residential MBS broadly added value during the period, as credit spreads tightened over the past two quarters, in addition to providing incremental yield carry.

Detractors from performance

In the international sleeve, underperformance in the Russian bond market late in the period modestly detracted from performance. Currency exposure to the Australian dollar, Malaysian ringgit, and Chilean peso also detracted from performance. The U.S. high-yield bond allocation lagged the performance of the broader high-yield market due to our bias for higher-quality securities. Lower-rated securities performed better. Holdings in the media/noncable sector detracted. The U.S. mortgage/corporate credit sleeve’s allocation to specific residential MBS modestly detracted from performance, as returns in the sector were mixed during the period. The large allocation in financial institutions also slightly detracted.

6	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Credit quality[4] as of April 30, 2014

Management outlook

Global growth remains sluggish, in our estimation, at around 3% and appears to be trending slightly lower. Inflation has remained weak with some parts of the world close to deflation, particularly the eurozone. Accommodative central banks, low growth, and low inflation have provided a positive backdrop for global fixed income. We intend to continue underweighting the major markets in favor of smaller economies, which had not only higher yields but also healthier fundamentals.

This is a continuing theme that we have followed since 2009. At the end of the period, we have significant allocations in the bond markets of Australia, Brazil, Hungary, Italy, Korea, Malaysia, Mexico, Norway, Poland, Spain, Sweden, Turkey, and South Africa. We have low exposure to the major currencies of the U.K., the U.S., and Japan and the euro. We have diversified exposure to some emerging markets currencies, where we see better value in terms of higher yields, better growth, and healthier trade positions, such as the Brazilian real, Mexican peso, Hungarian forint, South Korean won, and Malaysian ringgit.

In the U.S. high-yield market, prices appear close to their maximum levels, as spreads to U.S. Treasury yields have tightened. We see two potential outcomes for high yield going forward. Our base case is that high-yield bonds are relatively stable and may potentially outperform other fixed-income asset classes that may be more affected by rising U.S. Treasury yields. In the long run, we expect high yield’s relative performance may be primarily driven by corporate fundamentals and defaults. In the near term, our default outlook remains very benign and supportive of high yield.

Within U.S. mortgages and investment-grade corporate bonds, we believe that stable interest-rate policy for the remainder of the year should continue to preserve a comfortable environment for yield compensation. The impact from the U.S. Federal Reserve policy tapering appears to be fully priced into the market and has not negatively affected spreads in either sector. We continue to focus on the medium-quality credit tiers of A-rated and BBB-rated securities as compelling sources of yield. Approximately 55% of the mortgage/corporate sleeve’s exposure is in corporate credit, and around 44% is in fixed-rate and floating-rate mortgage securities. Our credit exposure remains centered on industrials and financials, particularly in telecommunications and banks.

Effective maturity distribution[5] as of April 30, 2014

Country allocation[5] as of April 30, 2014

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

5.	Percentages are subject to change and are calculated based on the total long-term investments of the Fund.

Summary portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/multisectorincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 2.31%
FHLMC	0.55-8.50%	4-25-2020 to 7-25-2048	$21,039,385	$13,885,830	2.01%
Other securities				2,087,250	0.30

Total Agency Securities (Cost $15,017,782)				15,973,080	2.31

Asset-Backed Securities: 0.10%
Other securities				694,893	0.10

Total Asset-Backed Securities (Cost $681,487)				694,893	0.10

Common Stocks: 0.14%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities				0	0.00

Telecommunication Services: 0.14%

Diversified Telecommunication Services: 0.14%
Other securities				960,829	0.14

Total Common Stocks (Cost $1,617,838)				960,829	0.14

Corporate Bonds and Notes: 66.17%

Consumer Discretionary: 12.18%

Auto Components: 1.08%
Allison Transmission Incorporated 144A	7.13	5-15-2019	3,790,000	4,093,200	0.59
Other securities				3,355,220	0.49

				7,448,420	1.08

Distributors: 0.11%
Other securities				768,000	0.11

Diversified Consumer Services: 1.11%
Service Corporation International	6.75-8.00	4-1-2016 to 4-1-2027	6,683,000	7,328,877	1.06
Other securities				363,300	0.05

				7,692,177	1.11

Hotels, Restaurants & Leisure: 3.65%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,724,575	0.97
Greektown Holdings LLC 144A	8.88	3-15-2019	6,500,000	6,695,000	0.97
Other securities				11,813,970	1.71

				25,233,545	3.65

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Household Durables: 0.22%
Other securities				$1,523,338	0.22%

Internet & Catalog Retail: 0.12%
Other securities				831,578	0.12

Media: 4.48%
Gray Television Incorporated	7.50%	10-1-2020	$5,235,000	5,627,625	0.81
Other securities				25,370,399	3.67

				30,998,024	4.48

Multiline Retail: 0.09%
Other securities				622,879	0.09

Specialty Retail: 1.32%
Other securities				9,124,753	1.32

Consumer Staples: 0.62%

Food & Staples Retailing: 0.09%
Other securities				619,300	0.09

Food Products: 0.42%
Other securities				2,899,637	0.42

Tobacco: 0.11%
Other securities				767,449	0.11

Energy: 13.55%

Energy Equipment & Services: 4.47%
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,600,000	4,772,500	0.69
NGPL PipeCo LLC	7.12-9.63	12-15-2017 to 6-1-2019	3,125,000	3,132,900	0.46
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,975,000	6,521,625	0.94
PHI Incorporated 144A	5.25	3-15-2019	4,250,000	4,313,750	0.62
Other securities				12,166,857	1.76

				30,907,632	4.47

Oil, Gas & Consumable Fuels: 9.08%
Rockies Express Pipeline LLC	5.63-7.50	4-15-2020 to 7-15-2038	5,975,000	5,884,188	0.84
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	5,663,775	0.82
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,489,088	0.65
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	5,144,850	0.74
Other securities				41,658,474	6.03

				62,840,375	9.08

Financials: 13.03%

Banks: 4.27%
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	4,510,000	4,634,025	0.67
Nielsen Finance LLC	7.75	10-15-2018	5,350,000	5,691,063	0.82
Other securities				19,227,100	2.78

				29,552,188	4.27

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Capital Markets: 0.21%
Other securities				$1,454,930	0.21%

Consumer Finance: 4.46%
SLM Corporation	6.13-8.45%	6-15-2018 to 3-25-2024	$3,825,000	4,210,639	0.62
SLM Corporation	8.00	3-25-2020	3,940,000	4,550,700	0.66
Springleaf Finance Corporation	5.40-7.75	12-1-2015 to 10-1-2021	5,385,000	5,592,044	0.81
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,993,625	0.72
Other securities				11,480,829	1.65

				30,827,837	4.46

Insurance: 0.76%
Other securities				5,270,743	0.76

Real Estate Management & Development: 0.81%
Other securities				5,578,913	0.81

REITs: 2.52%
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,852,838	0.70
Other securities				12,601,508	1.82

				17,454,346	2.52

Health Care: 5.01%

Biotechnology: 0.11%
Other securities				771,645	0.11

Health Care Equipment & Supplies: 0.36%
Other securities				2,486,872	0.36

Health Care Providers & Services: 3.33%
Select Medical Corporation	6.38	6-1-2021	4,730,000	4,871,900	0.70
Other securities				18,140,538	2.63

				23,012,438	3.33

Health Care Technology: 0.26%
Other securities				1,801,800	0.26

Life Sciences Tools & Services: 0.13%
Other securities				870,041	0.13

Pharmaceuticals: 0.82%
Other securities				5,709,482	0.82

Industrials: 4.82%

Aerospace & Defense: 0.18%
Other securities				1,273,450	0.18

Airlines: 0.44%
Other securities				3,029,182	0.44

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Services & Supplies: 2.43%
Iron Mountain Incorporated	5.75%	8-15-2024	$4,525,000	$4,468,438	0.65%
Iron Mountain Incorporated	6.00-8.38	8-15-2021 to 8-15-2023	2,919,000	3,095,745	0.45
Other securities				9,222,960	1.33

				16,787,143	2.43

Machinery: 0.11%
Other securities				779,375	0.11

Professional Services: 0.27%
Other securities				1,844,771	0.27

Trading Companies & Distributors: 1.27%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,010,000	4,350,850	0.63
Other securities				4,468,250	0.64

				8,819,100	1.27

Transportation Infrastructure: 0.12%
Other securities				845,438	0.12

Information Technology: 4.58%

Communications Equipment: 0.42%
Other securities				2,873,289	0.42

Electronic Equipment, Instruments & Components: 1.04%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,290,438	0.91
Other securities				922,360	0.13

				7,212,798	1.04

Internet Software & Services: 0.03%
Other securities				193,163	0.03

IT Services: 1.88%
Other securities				13,011,538	1.88

Semiconductors & Semiconductor Equipment: 0.21%
Other securities				1,477,000	0.21

Software: 0.43%
Other securities				2,968,091	0.43

Technology Hardware, Storage & Peripherals: 0.57%
Other securities				3,928,081	0.57

Materials: 1.11%

Chemicals: 0.12%
Other securities				792,090	0.12

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Containers & Packaging: 0.68%
Other securities				$4,721,031	0.68%

Metals & Mining: 0.08%
Other securities				579,910	0.08

Paper & Forest Products: 0.23%
Other securities				1,586,445	0.23

Telecommunication Services: 8.71%

Diversified Telecommunication Services: 3.74%
GCI Incorporated	6.75%	6-1-2021	$2,330,000	2,356,213	0.34
GCI Incorporated	8.63	11-15-2019	5,625,000	6,011,719	0.87
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,430,425	0.79
Other securities				12,042,828	1.74

				25,841,185	3.74

Wireless Telecommunication Services: 4.97%
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	13,494,188	1.95
Sprint Capital Corporation	8.75	3-15-2032	515,000	576,156	0.08
T-Mobile USA Incorporated	6.13-6.84	4-28-2019 to 1-15-2024	6,855,000	7,373,900	1.07
Other securities				12,948,492	1.87

				34,392,736	4.97

Utilities: 2.56%

Electric Utilities: 1.36%
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,030,315	0.58
Other securities				5,387,010	0.78

				9,417,325	1.36

Gas Utilities: 0.41%
Other securities				2,853,076	0.41

Independent Power & Renewable Electricity Producers: 0.58%
Other securities				3,988,124	0.58

Multi-Utilities: 0.21%
Other securities				1,497,311	0.21

Total Corporate Bonds and Notes (Cost $431,762,492)				457,779,994	66.17

Foreign Corporate Bonds and Notes @: 3.77%

Consumer Discretionary: 0.34%

Auto Components: 0.03%
Other securities				200,028	0.03

Automobiles: 0.10%
Other securities				720,794	0.10

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Media: 0.21%
Other securities				$1,433,414	0.21%

Consumer Staples: 0.36%

Beverages: 0.08%
Other securities				567,090	0.08

Food & Staples Retailing: 0.12%
Other securities				806,985	0.12

Food Products: 0.16%
Other securities				1,124,050	0.16

Energy: 0.20%

Oil, Gas & Consumable Fuels: 0.20%
Other securities				1,376,844	0.20

Financials: 2.17%

Banks: 2.08%
European Investment Bank (AUD)	6.50%	8-7-2019	4,880,000	5,075,984	0.74
Other securities				9,316,140	1.34

				14,392,124	2.08

Consumer Finance: 0.09%
Other securities				630,744	0.09

Industrials: 0.44%

Building Products: 0.09%
Other securities				588,305	0.09

Commercial Services & Supplies: 0.05%
Other securities				349,872	0.05

Construction & Engineering: 0.04%
Other securities				278,857	0.04

Trading Companies & Distributors: 0.04%
Other securities				296,554	0.04

Transportation Infrastructure: 0.22%
Other securities				1,499,279	0.22

Information Technology: 0.08%

IT Services: 0.04%
Other securities				296,338	0.04

Software: 0.04%
Other securities				293,480	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Telecommunication Services: 0.07%

Diversified Telecommunication Services: 0.07%
Other securities				$481,320	0.07%

Utilities: 0.11%

Water Utilities: 0.11%
Other securities				740,775	0.11

Total Foreign Corporate Bonds and Notes (Cost $24,193,123)				26,076,853	3.77

Foreign Government Bonds @: 25.71%
Brazil (BRL)	10.00%	1-1-2023	49,500,000	20,126,874	2.91
Hungary (HUF)	5.50	6-24-2025	1,110,000,000	5,020,490	0.73
Hungary (HUF)	6.75	11-24-2017	1,695,000,000	8,402,748	1.21
Indonesia (IDR)	7.88	4-15-2019	74,000,000,000	6,464,559	0.93
Indonesia (IDR)	8.38	3-15-2024	85,650,000,000	7,567,485	1.09
Malaysia (MYR)	3.26	3-1-2018	22,500,000	6,818,013	0.99
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,599,031	0.95
Mexico (MXN)	4.75	6-14-2018	55,330,000	4,193,255	0.61
Mexico (MXN)	10.00	12-5-2024	74,370,000	7,327,111	1.06
New Zealand (NZD)	5.50	4-15-2023	5,625,000	5,234,399	0.76
Poland (PLN)	4.00	10-25-2023	39,775,000	13,105,722	1.89
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	4,210,660	0.61
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	4,721,151	0.68
Republic of South Africa (ZAR)	7.75	2-28-2023	95,000,000	8,701,297	1.26
Republic of South Africa (ZAR)	8.00	1-31-2030	55,000,000	4,805,998	0.69
Romania (RON)	6.00	4-30-2016	14,750,000	4,813,925	0.70
Russia (RUB)	7.00	1-25-2023	50,500,000	1,229,719	0.18
Russia (RUB)	7.50	3-15-2018	172,600,000	4,602,667	0.67
Russia (RUB)	7.60	7-20-2022	288,400,000	7,346,611	1.06
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,815,263	0.55
Thailand (THB)	3.25	6-16-2017	325,000,000	10,277,382	1.49
Turkey (TRY)	6.30	2-14-2018	675,000	293,138	0.04
Turkey (TRY)	8.30	6-20-2018	18,200,000	8,412,398	1.22
Turkey (TRY)	9.00	3-8-2017	23,950,000	11,341,245	1.64
Other securities				12,407,494	1.79

Total Foreign Government Bonds (Cost $184,024,430)				177,838,635	25.71

Municipal Obligations: 0.05%

New York: 0.05%
Other securities				337,672	0.05

Total Municipal Obligations (Cost $345,000)				337,672	0.05

Non-Agency Mortgage Backed Securities: 7.40%
Other securities				51,227,297	7.40

Total Non-Agency Mortgage Backed Securities (Cost $48,656,960)				51,227,297	7.40

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2014 (unaudited)

Security name				Value	Percent of net assets

Preferred Stocks: 0.18%

Financials: 0.18%

Banks: 0.18%
Other securities				$1,220,556	0.18%

Total Preferred Stocks (Cost $1,130,339)				1,220,556	0.18

	Interest rate	Maturity date	Principal

Term Loans ±: 16.03%
Crown Castle Operating Company	3.25%	1-31-2021	$6,501,357	6,474,961	0.94
Dell Incorporated	4.50	4-29-2020	8,407,750	8,382,527	1.21
Goodyear Tire & Rubber Company	4.75	4-30-2019	5,500,000	5,522,330	0.80
Texas Competitive Electric Holdings LLC (t)	3.74	10-10-2014	20,096,983	15,114,539	2.18
Other securities				75,435,760	10.90

Total Term Loans (Cost $115,561,841)				110,930,117	16.03

Yankee Corporate Bonds and Notes: 6.53%

Consumer Discretionary: 0.54%

Diversified Consumer Services: 0.11%
Other securities				733,598	0.11

Media: 0.43%
Other securities				3,011,141	0.43

Consumer Staples: 0.34%

Beverages: 0.12%
Other securities				801,311	0.12

Food Products: 0.11%
Other securities				798,750	0.11

Tobacco: 0.11%
Other securities				739,311	0.11

Energy: 0.70%

Energy Equipment & Services: 0.11%
Other securities				809,993	0.11

Oil, Gas & Consumable Fuels: 0.59%
Other securities				4,074,446	0.59

Financials: 1.09%

Banks: 1.09%
Other securities				7,558,251	1.09

Health Care: 0.30%

Pharmaceuticals: 0.30%
Other securities				2,085,250	0.30

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Industrials: 0.12%

Road & Rail: 0.12%
Other securities				$805,244	0.12%

Information Technology: 0.50%

Communications Equipment: 0.11%
Other securities				772,843	0.11

Internet Software & Services: 0.12%
Other securities				804,731	0.12

Technology Hardware, Storage & Peripherals: 0.27%
Other securities				1,856,813	0.27

Materials: 0.80%

Metals & Mining: 0.61%
Other securities				4,218,043	0.61

Paper & Forest Products: 0.19%
Other securities				1,302,600	0.19

Telecommunication Services: 2.04%

Diversified Telecommunication Services: 1.82%
Intelsat Jackson Holdings SA	5.50-8.50%	4-1-2019 to 8-1-2023	$9,060,000	9,433,744	1.37
Other securities				3,161,133	0.45

				12,594,877	1.82

Wireless Telecommunication Services: 0.22%
Other securities				1,557,719	0.22

Utilities: 0.10%

Electric Utilities: 0.10%
Other securities				681,688	0.10

Total Yankee Corporate Bonds and Notes (Cost $43,768,081)				45,206,609	6.53

	Yield		Shares
Short-Term Investments: 4.78%

Investment Companies: 4.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		33,045,178	33,045,178	4.78

Total Short-Term Investments (Cost $33,045,178)				33,045,178	4.78

Total investments in securities (Cost $899,804,551) *				921,291,713	133.17
Other assets and liabilities, net				(229,470,627)	(33.17)

Total net assets				$691,821,086	100.00%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2014 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

@	Foreign bond principal is denominated in local currency.

(t)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $904,093,179 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,425,866
Gross unrealized depreciation	(27,227,332)

Net unrealized appreciation	$17,198,534

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	17

Assets
Investments
In unaffiliated securities, at value (see cost below)	$888,246,535
In affiliated securities, at value (see cost below)	33,045,178

Total investments, at value (see cost below)	921,291,713
Cash	1,129,955
Foreign currency, at value (see cost below)	1,512,480
Principal paydown receivable	43,192
Receivable for interest	12,261,668
Unrealized gains on forward foreign currency contracts	364,993
Prepaid expenses and other assets	14,508

Total assets	936,618,509

Liabilities
Dividends payable	4,205,501
Payable for investments purchased	9,258,193
Unrealized losses on forward foreign currency contracts	464,388
Secured borrowing payable	230,188,529
Advisory fee payable	415,606
Due to other related parties	37,782
Accrued expenses and other liabilities	227,424

Total liabilities	244,797,423

Total net assets	$691,821,086

NET ASSETS CONSIST OF
Paid-in capital	$774,138,238
Overdistributed net investment income	(4,868,552)
Accumulated net realized losses on investments	(98,907,914)
Net unrealized gains on investments	21,459,314

Total net assets	$691,821,086

NET ASSET VALUE PER SHARE
Based on $691,821,086 divided by 42,055,000 shares issued and outstanding (100,000,000 shares authorized)	$16.45

Investments in unaffiliated securities, at cost	$866,759,373

Investments in affiliated securities, at cost	$33,045,178

Total investments, at cost	$899,804,551

Foreign currency, at cost	$1,513,809

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Multi-Sector Income Fund	Statement of operations—six months ended April 30, 2014 (unaudited)

Investment income
Interest**	$28,102,183
Dividends	45,094
Income from affiliated securities	5,959

Total investment income	28,153,236

Expenses
Advisory fee	2,486,614
Administration fee	226,056
Custody and accounting fees	117,454
Professional fees	35,532
Shareholder report expenses	36,562
Trustees’ fees and expenses	5,189
Transfer agent fees	15,003
Interest expense	230,813
Secured borrowing fees	991,820
Other fees and expenses	16,123

Total expenses	4,161,166

Net investment income	23,992,070

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(7,987,770)
Forward foreign currency contract transactions	703,938

Net realized losses on investments	(7,283,832)

Net change in unrealized gains (losses) on:
Unaffiliated securities	11,093,186
Forward foreign currency contract transactions	(320,698)

Net change in unrealized gains (losses) on investments	10,772,488

Net realized and unrealized gains (losses) on investments	3,488,656

Net increase in net assets resulting from operations	$27,480,726

** Net of foreign interest withholding taxes in the amount of	$50,796

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Multi-Sector Income Fund	19

	Six months ended April 30, 2014 (unaudited)	Year ended October 31, 2013

Operations
Net investment income	$23,992,070	$49,766,339
Net realized gains (losses) on investments	(7,283,832)	7,953,917
Net change in unrealized gains (losses) on investments	10,772,488	(33,048,688)

Net increase in net assets resulting from operations	27,480,726	24,671,568

Distributions to shareholders from
Net investment income	(25,233,000)	(50,466,000)

Total increase (decrease) in net assets	2,247,726	(25,794,432)

Net assets
Beginning of period	689,573,360	715,367,792

End of period	$691,821,086	$689,573,360

Overdistributed net investment income	$(4,868,552)	$(3,627,622)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Multi-Sector Income Fund	Statement of cash flows—six months ended April 30, 2014 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$27,480,726

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(226,647,757)
Proceeds from sales of investment securities	237,230,440
Paydowns	3,078,831
Amortization	(427,266)
Proceeds from sales of short-term investment securities, net	(9,311,531)
Decrease in interest receivable	1,224,520
Decrease in receivable for investments sold	2,433,552
Decrease in principal paydown receivable	97,039
Decrease in prepaid expenses and other assets	19,207
Decrease in payable for investments purchased	(6,283,716)
Decrease in advisory fee payable	(11,455)
Decrease in due to other related parties	(1,042)
Increase in accrued expenses and other liabilities	(19,982)
Unrealized gains on unaffiliated securities	(11,093,186)
Unrealized losses on forward foreign currency contract transactions	320,698
Net realized losses on investments	7,283,832

Net cash provided by operating activities	25,372,910

Cash flows from financing activities:
Cash distributions paid	(25,233,000)
Decrease in secured borrowing payable	(11,430)

Net cash used in financing activities	(25,244,430)

Net increase in cash	128,480

Cash (including foreign currency):
Beginning of period	$2,513,955

End of period	$2,642,435

Supplemental cash disclosure
Cash paid for interest	$240,931

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Multi-Sector Income Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2014 (unaudited)	Year ended October 31
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.40	$17.01	$16.16	$16.67	$15.61	$13.47
Net investment income	0.57	1.18	1.16	1.11	1.21	1.33
Net realized and unrealized gains (losses) on investments	0.08	(0.59)	0.89	(0.39)	1.17	3.26
Distributions to preferred shareholders from net investment income	0.00	0.00	0.00	0.00	(0.02)[1]	(0.03)[1]

Total from investment operations	0.65	0.59	2.05	0.72	2.36	4.56
Distributions to common shareholders from
Net investment income	(0.60)	(1.20)	(1.20)	(1.23)	(1.30)	(2.20)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.22)

Total distributions to common shareholders	(0.60)	(1.20)	(1.20)	(1.23)	(1.30)	(2.42)
Net asset value, end of period	$16.45	$16.40	$17.01	$16.16	$16.67	$15.61
Market value, end of period	$14.77	$14.47	$16.54	$14.97	$16.18	$13.73
Total return based on market value[2]	6.42%	(5.44)%	19.33%	0.33%	28.44%	44.93%
Ratios to average net assets (annualized)
Gross expenses[3]	1.23%	1.24%	1.24%	1.14%	1.58%	3.07%
Net expenses[3]	1.23%	1.24%	1.24%	1.14%	1.18%	1.62%
Net investment income	7.10%	7.04%	7.13%	6.75%	7.63%[4]	9.65%[4]
Supplemental data
Portfolio turnover rate	16%	40%	78%	35%	70%	93%
Net assets of common shareholders, end of period (000s omitted)	$691,821	$689,573	$715,368	$679,497	$701,110	$656,404

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	$230,000	$230,000	$230,000
Asset coverage per $1,000 of borrowing, end of period	$4,008	$3,998	$4,110	$3,954	$4,048	$3,854

Liquidation value of Preferred Shares, end of period (000s omitted)	N/A	N/A	N/A	N/A	N/A	$80,035
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	N/A	N/A	385%

1.	Calculated based upon average shares outstanding.

2.	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. Returns for periods of less than one year are not annualized.

3.	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2014 (unaudited)	0.07%
Year ended October 31, 2013	0.07%
Year ended October 31, 2012	0.11%
Year ended October 31, 2011	0.09%
Year ended October 31, 2010	0.08%
Year ended October 31, 2009	0.47%

4.	The net investment income ratio reflects distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

The Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign

Notes to financial statements (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	23

exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

24	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $87,159,274 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$15,973,080	$0	$15,973,080
Asset-backed securities	0	694,893	0	694,893
Corporate bonds and notes	0	457,779,994	0	457,779,994
Equity securities
Common stocks
Telecommunication services	960,829	0	0	960,829
Preferred stocks
Financials	1,220,556	0	0	1,220,556
Foreign corporate bonds and notes	0	26,076,853	0	26,076,853
Foreign government bonds	0	177,838,635	0	177,838,635
Municipal obligations	0	337,672	0	337,672
Non-agency mortgage backed securities	0	51,227,297	0	51,227,297
Term loans	0	104,999,650	5,930,467	110,930,117
Yankee corporate bonds and notes	0	45,206,609	0	45,206,609
Short-term investments
Investment companies	33,045,178	0	0	33,045,178
	$35,226,563	$880,134,683	$5,930,467	$921,291,713

As of April 30, 2014 the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(99,395	)*	$0	$(99,395)

*	Amount represents the net unrealized losses.

Notes to financial statements (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	25

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2014 and the year ended October 31, 2013, the Fund did not issue any shares.

6. BORROWINGS

The Fund has borrowed approximately $230 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million which expires on February 23, 2015, at which point it may be renegotiated and potentially renewed for another one-year term. At April 30, 2014, the Fund had secured borrowings outstanding in the amount of $230,188,529 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowing under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the six months ended April 30, 2014 an effective interest rate of 0.20% was incurred on the borrowings. Interest expense of $230,813, representing 0.07% of the Fund’s average daily net assets, was incurred during the six months ended April 30, 2014.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a usage fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings and a commitment fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings. Prior to February 25, 2014, the Fund paid a commitment fee at an annual rate of 0.40% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. Effective February 25, 2014, the Fund no longer incurs any structuring fees. The secured borrowing fees on the Statement of Operations of $991,820 represents the usage fee, commitment fee and structuring fees. For the six months ended April 30, 2014, the Fund paid structuring fees in the amount of $62,414.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2014 were $169,233,917 and $142,366,715, respectively.

As of April 30, 2014, the Fund had unfunded term loan commitments of $5,180,419.

8. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2014, the Fund entered into forward foreign currency contracts for economic hedging purposes.

26	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements (unaudited)

At April 30, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2014	In exchange for U.S. $	Unrealized gains (losses)
5-20-2014	State Street Bank	26,350,000	MYR	$8,060,609	$7,945,123	$115,486
5-27-2014	State Street Bank	18,125,000	MXN	1,382,944	1,357,238	25,706
5-27-2014	State Street Bank	1,085,000,000	HUF	4,901,614	4,792,403	109,211
6-9-2014	State Street Bank	16,850,000	PLN	5,552,969	5,492,356	60,613
6-11-2014	State Street Bank	11,000,000	MYR	3,359,599	3,397,159	(37,560)
6-11-2014	State Street Bank	17,625,000	ZAR	1,665,502	1,633,192	32,310
7-10-2014	State Street Bank	67,500,000	RUB	1,862,101	1,841,746	20,355
7-10-2014	State Street Bank	42,500,000	RUB	1,172,434	1,171,122	1,312

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2014	In exchange for U.S. $	Unrealized losses
5-20-2014	State Street Bank	26,350,000	MYR	$8,060,609	$8,002,551	$(58,058)
5-27-2014	State Street Bank	18,125,000	MXN	1,382,944	1,357,353	(25,591)
5-27-2014	State Street Bank	1,085,000,000	HUF	4,901,614	4,708,813	(192,801)
6-9-2014	State Street Bank	6,500,000	PLN	2,142,095	2,116,747	(25,348)
6-11-2014	State Street Bank	17,625,000	ZAR	1,665,502	1,614,974	(50,528)
6-30-2014	State Street Bank	6,450,000	TRY	3,008,338	2,972,761	(35,577)
6-30-2014	State Street Bank	14,300,000	ZAR	1,347,110	1,329,021	(18,089)
7-10-2014	State Street Bank	110,000,000	RUB	3,034,535	3,013,699	(20,836)

The Fund had average contract amounts of $20,385,149 and $18,123,346 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended April 30, 2014.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under the ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	State Street Bank	$364,993*	$(364,993)	$0	$0

*	Amount represents net unrealized gains.

Notes to financial statements (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	27

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$464,388**	$(364,993)	$0	$99,395
**	Amount represents net unrealized losses.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Per share amount
April 25, 2014	May 14, 2014	June 2, 2014	$0.10
May 16, 2014	June 16, 2014	July 1, 2014	$0.10

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

28	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On February 10, 2014, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Shares voted “For”	Isaiah Harris, Jr.	36,495,210
Shares voted “Withhold”		679,987
Shares voted “For”	David F. Larcker	36,486,677
Shares voted “Withhold”		688,520
Shares voted “For”	Olivia S. Mitchell	36,430,013
Shares voted “Withhold”		745,184

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	29

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers1 listed below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2003	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Fund’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Fund, (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management, for the Fund, and (iii) an investment sub-advisory agreement with First International Advisors, LLC (“FIA”), and affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap and FIA (each a “Sub-Adviser” and together, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a custom peer group that was determined by Funds Management to be similar to the Fund (the “Custom Peer Group”), and in comparison to the Fund’s benchmark index and to other comparative data. The Board received a description of the methodology used by Funds Management to select the funds in the Custom Peer Group and discussed the limitations inherent in the use of other peer groups. The Board noted that the performance of the Fund was lower than the average performance of the Custom Peer

32	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

Group for all periods under review. However, the Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Multi-Sector Blended Index, which is a proprietary index used by the Board to help it assess the Fund’s relative performance, for all periods under review except for the one-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Custom Peer Group for the periods under review and relative to the benchmark for the one-year period. The Board took note of the small size of the Custom Peer Group and the explanations for the relative underperformance and was satisfied with the information it received.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, and administration fees), custodian and other non-management fees, and fee waiver and expense reimbursement arrangements. The Board considered this ratio in comparison to the median ratio of funds in an expense group that was determined by Lipper, Inc. (“Lipper”) to be similar to the Fund (the “Group”). Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the funds in the expense Group and an explanation of year-to-year variations in the funds comprising such expense Group and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to each of the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was lower than the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of the advisory fee between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and each Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Advisers, because their profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which there may be sharing with the Fund of potential economies of scale in the provision of advisory services to the Fund. The Board noted that, as is typical of closed-end funds, there are no breakpoints in the Management Rate. Although the Fund would not share in any potential economies of scale through contractual breakpoints, the Board noted that fee waiver and expense reimbursement arrangements and competitive fee

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	33

rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board concluded that the Fund’s fee waiver and expense arrangements constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders. The Board also noted that it would have opportunities to revisit the Management Rate as part of future contract reviews.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and commissions earned by affiliated brokers from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable.

34	Wells Fargo Advantage Multi-Sector Income Fund	Automatic dividend reinvestment plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 30170, College Station, Texas 77842-3170 or by calling 1-800-730-6001.

List of abbreviations	Wells Fargo Advantage Multi-Sector Income Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. This material is being prepared by Wells Fargo Funds Distributor, LLC. Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

225161 06-14 SMSI/SAR159 04-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The summary portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form. The portfolio of investments for Wells Fargo Advantage Multi-Sector Income Fund is filed under this Item.

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.31%
FHLMC ±	4.67%	9-1-2032	$1,419,293	$1,525,998
FHLMC	8.50	7-1-2028	76,141	91,205
FHLMC	8.50	3-1-2030	51,213	53,374
FHLMC Series 1383 ±	2.38	2-1-2037	596,933	622,810
FHLMC Series 196 Class A ±	0.95	12-15-2021	51,634	52,295
FHLMC Series 2011-K16 Class B ±144A	4.75	11-25-2046	1,000,000	1,058,723
FHLMC Series 2011-K701 Class B ±144A	4.44	7-25-2048	165,000	174,441
FHLMC Series 2011-K702 Class B ±144A	4.94	4-25-2044	740,000	796,531
FHLMC Series 2012-K17 Class B ±144A	4.50	12-25-2044	675,000	695,903
FHLMC Series 2012-K18 Class B ±144A	4.41	1-25-2045	810,000	829,766
FHLMC Series 2012-K501 Class C ±144A	3.61	11-25-2046	800,000	806,802
FHLMC Series 2012-K705 Class B ±144A	4.30	9-25-2044	1,000,000	1,046,865
FHLMC Series 2012-K706 Class B ±144A	4.16	11-25-2044	500,000	519,832
FHLMC Series 2012-K706 Class C ±144A	4.16	11-25-2044	805,000	810,075
FHLMC Series 2012-K707 Class B ±144A	4.02	1-25-2047	930,000	962,143
FHLMC Series 2012-K709 Class B ±144A	3.87	4-25-2045	1,000,000	1,023,714
FHLMC Series 2012-K711 Class B ±144A	3.68	8-25-2045	264,000	266,892
FHLMC Series 2013-K30 Class B ±144A	3.67	6-25-2045	700,000	668,821
FHLMC Series 2013-K713 Class B ±144A	3.27	4-25-2046	1,000,000	976,657
FHLMC Series 2390 Class FD ±	0.60	12-15-2031	37,366	37,706
FHLMC Series 2567 Class FH ±	0.55	2-15-2033	132,066	133,031
FHLMC Series K007 Class X1 ±(c)	1.37	4-25-2020	993,047	53,172
FHLMC Series K016 Class X1 ±(c)	1.73	10-25-2021	387,102	36,444
FHLMC Series K020 Class X1 ±(c)	1.61	5-25-2022	6,901,571	642,240
FHLMC Series K021 Class X1 ±(c)	1.64	6-25-2022	4,019	390
FNMA ±	5.20	9-1-2037	712,965	745,067
FNMA	6.00	4-1-2033	69,696	75,584
FNMA	6.50	11-1-2032	62,082	63,989
FNMA	7.50	7-1-2017	35,601	36,544
FNMA	7.50	10-1-2028	7,683	7,709
FNMA	7.50	11-1-2028	152,312	164,200
FNMA	7.50	2-1-2030	37,302	37,842
FNMA	7.50	9-1-2030	88,975	94,737
FNMA	8.00	6-1-2030	23,080	23,407
FNMA	12.00	1-1-2016	3,539	3,580
FNMA Series 1996-46 Class FA ±	0.65	8-25-2021	28,048	28,263
FNMA Series 2001-25 Class Z	6.00	6-25-2031	251,887	277,100
FNMA Series 2001-35 Class F ±	0.75	7-25-2031	10,413	10,556
FNMA Series 2001-57 Class F ±	0.65	6-25-2031	10,483	10,588
FNMA Series 2002-77 Class FH ±	0.55	12-18-2032	82,465	83,059
FNMA Series 2002-97 Class FR ±	0.70	1-25-2033	20,746	20,954
FNMA Series G91-16 Class F ±	0.60	6-25-2021	30,878	31,078
FNMA Series G92-17 Class F ±	1.20	3-25-2022	79,842	81,566
GNMA	6.50	6-15-2028	49,487	55,902
GNMA	7.25	7-15-2017	15,096	15,301
GNMA	7.25	8-15-2017	34,673	36,680
GNMA	7.25	8-15-2017	17,615	17,911
GNMA	7.25	9-15-2017	26,969	28,618
GNMA	7.25	10-15-2017	46,998	49,666

2	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	10-15-2017	$16,450	$16,705
GNMA	7.25	11-15-2017	19,521	20,327
GNMA	7.25	1-15-2018	7,777	7,805
GNMA	7.25	1-15-2018	10,432	10,471
GNMA	7.25	2-15-2018	20,576	21,014
GNMA	7.25	5-15-2018	10,986	11,027

Total Agency Securities (Cost $15,017,782)				15,973,080

Asset-Backed Securities: 0.10%
Bear Stearns I Trust Series 2006-HE1 Class 1A2 ±	0.37	12-25-2035	12,066	12,050
CVS Pass-Through Trust Series T	6.04	12-10-2028	597,986	682,843

Total Asset-Backed Securities (Cost $681,487)				694,893

			Shares
Common Stocks: 0.14%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)			1,161	0

Telecommunication Services: 0.14%

Diversified Telecommunication Services: 0.14%
Fairpoint Communications Incorporated †			70,442	960,829

Total Common Stocks (Cost $1,617,838)				960,829

			Principal
Corporate Bonds and Notes: 66.17%

Consumer Discretionary: 12.18%

Auto Components: 1.08%
Allison Transmission Incorporated 144A	7.13	5-15-2019	$3,790,000	4,093,200
Cooper Tire & Rubber Company	7.63	3-15-2027	1,805,000	1,859,150
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	504,000
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	441,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	551,070

				7,448,420

Distributors: 0.11%
LKQ Corporation	4.75	5-15-2023	800,000	768,000

Diversified Consumer Services: 1.11%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	50,000	57,750
Service Corporation International	6.75	4-1-2016	475,000	515,375
Service Corporation International	7.00	6-15-2017	1,410,000	1,586,250
Service Corporation International	7.00	5-15-2019	650,000	693,810
Service Corporation International	7.50	4-1-2027	2,993,000	3,195,028
Service Corporation International	7.63	10-1-2018	680,000	787,984

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services (continued)
Service Corporation International	8.00%	11-15-2021	$475,000	$550,430
Sotheby’s 144A	5.25	10-1-2022	315,000	305,550

				7,692,177

Hotels, Restaurants & Leisure: 3.65%
Burger King Corporation	9.88	10-15-2018	850,000	922,250
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,724,575
CEC Entertainment Incorporated 144A	8.00	2-15-2022	1,025,000	1,050,625
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,757,344
Greektown Holdings LLC 144A	8.88	3-15-2019	6,500,000	6,695,000
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	195,000	203,288
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,849,250
Ruby Tuesday Incorporated	7.63	5-15-2020	2,025,000	1,964,250
Scientific Games Corporation	9.25	6-15-2019	485,000	510,463
Speedway Motorsports Incorporated	6.75	2-1-2019	525,000	556,500

				25,233,545

Household Durables: 0.22%
American Greetings Corporation	7.38	12-1-2021	1,230,000	1,305,338
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	218,000

				1,523,338

Internet & Catalog Retail: 0.12%
Expedia Incorporated	5.95	8-15-2020	750,000	831,578

Media: 4.48%
Allbritton Communications Company	8.00	5-15-2018	1,275,000	1,330,781
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,542,525
CBS Corporation	8.88	5-15-2019	750,000	967,021
CBS Outdoor Americas Capital LLC 144A	5.63	2-15-2024	20,000	20,550
CCO Holdings LLC	8.13	4-30-2020	415,000	454,944
Cinemark USA Incorporated	7.38	6-15-2021	775,000	860,250
CSC Holdings LLC	7.63	7-15-2018	625,000	722,656
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,273,250
CSC Holdings LLC	8.63	2-15-2019	383,000	456,728
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	750,319
DISH DBS Corporation	7.88	9-1-2019	480,000	569,400
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	2,350,000	2,549,750
EchoStar DBS Corporation	7.13	2-1-2016	125,000	136,563
EchoStar DBS Corporation	7.75	5-31-2015	350,000	373,625
Gray Television Incorporated	7.50	10-1-2020	5,235,000	5,627,625
Interpublic Group of Companies	4.00	3-15-2022	750,000	760,942
Lamar Media Corporation	5.88	2-1-2022	690,000	736,575
LIN Television Corporation	6.38	1-15-2021	275,000	289,438
LIN Television Corporation	8.38	4-15-2018	1,625,000	1,714,375
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	218,500
Lynx II Corporation 144A	6.38	4-15-2023	365,000	383,250
National CineMedia LLC	6.00	4-15-2022	1,860,000	1,953,000
National CineMedia LLC	7.88	7-15-2021	650,000	716,625

4	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Nexstar Broadcasting Group Incorporated	6.88%	11-15-2020	$1,750,000	$1,872,500
Regal Entertainment Group	5.75	6-15-2023	400,000	408,000
Regal Entertainment Group	5.75	3-15-2022	3,425,000	3,527,750
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	781,082

				30,998,024

Multiline Retail: 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	622,879

Specialty Retail: 1.32%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	465,750
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	630,854
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,200,000	1,335,000
Century Intermediate Holding Company (PIK at 9.75%) 144A¥	9.75	2-15-2019	175,000	186,375
L Brands Incorporated	6.63	4-1-2021	750,000	839,063
Neiman Marcus Group Limited 144A	8.00	10-15-2021	210,000	229,950
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,208,419
Rent-A-Center Incorporated	6.63	11-15-2020	1,651,000	1,710,849
Sonic Automotive Incorporated	5.00	5-15-2023	1,174,000	1,153,455
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,335,000	1,365,038

				9,124,753

Consumer Staples: 0.62%

Food & Staples Retailing: 0.09%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	619,300

Food Products: 0.42%
Darling International Incorporated 144A	5.38	1-15-2022	180,000	184,950
Hearthside Group Holdings LLC 144A%%	6.50	5-1-2022	120,000	122,100
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	761,987
Simmons Foods Incorporated 144A	10.50	11-1-2017	1,695,000	1,830,600

				2,899,637

Tobacco: 0.11%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	767,449

Energy: 13.55%

Energy Equipment & Services: 4.47%
Bristow Group Incorporated	6.25	10-15-2022	3,540,000	3,796,650
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	304,563
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,155,000	1,230,075
Era Group Incorporated	7.75	12-15-2022	2,565,000	2,706,075
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	200,000	212,500
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,600,000	4,772,500
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,375,000	2,303,750
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	505,000	525,200
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,690,000	2,663,100
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,975,000	6,521,625

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
NGPL PipeCo LLC 144A	9.63%	6-1-2019	$435,000	$469,800
Oil States International Incorporated	6.50	6-1-2019	1,035,000	1,088,044
PHI Incorporated 144A	5.25	3-15-2019	4,250,000	4,313,750

				30,907,632

Oil, Gas & Consumable Fuels: 9.08%
Crestwood Midstream Partners LP	6.00	12-15-2020	1,075,000	1,128,750
Crestwood Midstream Partners LP 144A	6.13	3-1-2022	275,000	287,375
CVR Refining LLC	6.50	11-1-2022	1,249,000	1,311,450
Denbury Resources Incorporated	4.63	7-15-2023	535,000	508,919
Denbury Resources Incorporated	6.38	8-15-2021	50,000	53,625
Denbury Resources Incorporated	8.25	2-15-2020	1,010,000	1,111,000
El Paso LLC	6.50	9-15-2020	445,000	491,556
El Paso LLC	7.00	6-15-2017	820,000	924,416
El Paso LLC	7.25	6-1-2018	1,585,000	1,806,518
El Paso LLC	7.42	2-15-2037	800,000	802,000
El Paso LLC	7.80	8-1-2031	1,850,000	1,985,024
El Paso Pipeline Partners Operating LLC	6.50	4-1-2020	750,000	871,944
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,572,750
Energy Transfer Partners LP	5.20	2-1-2022	750,000	819,751
Exterran Partners LP	6.00	4-1-2021	2,500,000	2,500,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	753,956
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	385,000	397,513
Nabors Industries Incorporated	4.63	9-15-2021	750,000	786,764
Northern Tier Energy LLC	7.13	11-15-2020	1,975,000	2,118,188
Phillips 66	4.30	4-1-2022	625,000	668,021
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	773,060
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,494,317
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,112,194
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,634,063
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	5,663,775
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,250,125
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	877,625
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,020,000	1,030,200
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	3,550,000	3,723,063
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,489,088
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	5,144,850
SemGroup Corporation	7.50	6-15-2021	2,665,000	2,891,525
Suburban Propane Partners LP	7.38	3-15-2020	790,000	843,325
Suburban Propane Partners LP	7.38	8-1-2021	309,000	339,900
Suburban Propane Partners LP	7.50	10-1-2018	422,000	447,320
Ultra Petroleum Corporation 144A	5.75	12-15-2018	1,135,000	1,194,588
Weatherford International Incorporated	6.35	6-15-2017	650,000	740,698
Western Gas Partners	5.38	6-1-2021	503,000	562,512
Williams Partners LP	3.35	8-15-2022	750,000	728,627

				62,840,375

6	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 13.03%

Banks: 4.27%
Bank of America Corporation	3.70%	9-1-2015	$650,000	$674,437
Bank of America Corporation	5.70	1-24-2022	250,000	286,124
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	866,523
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,373,813
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	613,938
Citigroup Incorporated	4.50	1-14-2022	250,000	267,187
Citigroup Incorporated	6.00	8-15-2017	650,000	736,418
City National Bank	5.38	7-15-2022	500,000	542,034
Denali Borrower LLC/Denali Finance Corporation 144A	5.63	10-15-2020	4,510,000	4,634,025
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	3,650,000	3,668,666
General Electric Capital Corporation	4.65	10-17-2021	650,000	719,143
HSBC Bank USA	6.00	8-9-2017	650,000	731,806
ING US Incorporated	5.50	7-15-2022	750,000	849,557
JPMorgan Chase & Company	3.38	5-1-2023	750,000	717,460
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,441,944
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	526,250
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	692,250
Nielsen Finance LLC	7.75	10-15-2018	5,350,000	5,691,063
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,720,200
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	799,350

				29,552,188

Capital Markets: 0.21%
Ace Securities Corporation ±	0.55	8-25-2045	54,095	53,922
Ace Securities Corporation ±	2.78	6-25-2033	549,503	545,559
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	855,449

				1,454,930

Consumer Finance: 4.46%
Ally Financial Incorporated	5.50	2-15-2017	750,000	815,625
Ally Financial Incorporated	6.75	12-1-2014	998,000	1,030,435
Ally Financial Incorporated	7.50	9-15-2020	1,160,000	1,374,600
Ally Financial Incorporated	8.00	3-15-2020	940,000	1,136,225
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,165,456
Credit Acceptance Corporation 144A	6.13	2-15-2021	410,000	426,400
Discover Financial Services	5.20	4-27-2022	750,000	815,048
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	721,533
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	291,632
General Motors Financial Company Incorporated	6.75	6-1-2018	1,135,000	1,291,063
Homer City Funding LLC	8.73	10-1-2026	1,351,973	1,412,812
SLM Corporation	6.13	3-25-2024	1,220,000	1,212,070
SLM Corporation	7.25	1-25-2022	930,000	1,024,163
SLM Corporation	8.00	3-25-2020	3,940,000	4,550,700
SLM Corporation	8.45	6-15-2018	1,675,000	1,974,406
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,604,075
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,166,000
Springleaf Finance Corporation	6.00	6-1-2020	2,285,000	2,313,563

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Springleaf Finance Corporation	6.50%	9-15-2017	$200,000	$215,250
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,993,625
Springleaf Finance Corporation	7.75	10-1-2021	265,000	293,156

				30,827,837

Insurance: 0.76%
American International Group Incorporated	4.88	6-1-2022	750,000	834,040
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	682,495
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	310,000	330,150
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	729,728
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	808,777
ProAssurance Corporation	5.30	11-15-2023	750,000	804,892
Prudential Covered Trust 144A	3.00	9-30-2015	384,000	394,684
W.R. Berkley Corporation	4.63	3-15-2022	650,000	685,977

				5,270,743

Real Estate Management & Development: 0.81%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	3,195,000	3,410,663
Onex Corporation 144A	7.75	1-15-2021	2,100,000	2,168,250

				5,578,913

REITs: 2.52%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	679,731
American Tower Corporation	5.90	11-1-2021	650,000	736,286
Crown Castle International Corporation	5.25	1-15-2023	100,000	102,750
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,852,838
Essex Portfolio LP	3.63	8-15-2022	750,000	743,184
Health Care REIT Incorporated	5.25	1-15-2022	650,000	722,263
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,930,313
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	871,250
Sabra Health Care Incorporated	5.50	2-1-2021	525,000	549,938
The Geo Group Incorporated	5.13	4-1-2023	1,775,000	1,757,250
The Geo Group Incorporated	5.88	1-15-2022	2,640,000	2,719,200
The Geo Group Incorporated	6.63	2-15-2021	365,000	392,375
Ventas Realty LP	4.25	3-1-2022	650,000	682,039
WEA Finance LLC 144A	4.63	5-10-2021	650,000	714,929

				17,454,346

Health Care: 5.01%

Biotechnology: 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	771,645

Health Care Equipment & Supplies: 0.36%
Boston Scientific Corporation	6.00	1-15-2020	750,000	868,897
Hologic Incorporated	6.25	8-1-2020	1,530,000	1,617,975

				2,486,872

8	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 3.33%
Aviv Healthcare Properties LP	6.00%	10-15-2021	$515,000	$540,750
Aviv Healthcare Properties LP	7.75	2-15-2019	1,350,000	1,447,875
Capella Healthcare Incorporated	9.25	7-1-2017	885,000	935,888
Centene Corporation	5.75	6-1-2017	1,000,000	1,092,500
Community Health Systems Incorporated 144A	6.88	2-1-2022	1,340,000	1,388,575
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	871,385
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	555,844
Express Scripts Holding Company	3.90	2-15-2022	665,000	689,227
HCA Incorporated	6.50	2-15-2020	1,875,000	2,090,625
HealthSouth Corporation	5.75	11-1-2024	30,000	31,275
HealthSouth Corporation	7.25	10-1-2018	324,000	341,820
HealthSouth Corporation	8.13	2-15-2020	495,000	537,075
Humana Incorporated	7.20	6-15-2018	750,000	893,873
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	425,000	439,875
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,152,938
MPT Operating Partnership LP	6.88	5-1-2021	775,000	842,813
Select Medical Corporation 144A	6.38	6-1-2021	1,485,000	1,529,550
Select Medical Corporation	6.38	6-1-2021	4,730,000	4,871,900
Tenet Healthcare Corporation 144A	6.00	10-1-2020	1,475,000	1,548,750
Tenet Healthcare Corporation	8.13	4-1-2022	1,090,000	1,209,900

				23,012,438

Health Care Technology: 0.26%
Emdeon Incorporated	11.00	12-31-2019	1,560,000	1,801,800

Life Sciences Tools & Services: 0.13%
Life Technologies Corporation	6.00	3-1-2020	750,000	870,041

Pharmaceuticals: 0.82%
Endo Finance Company 144A	5.75	1-15-2022	715,000	738,238
Par Pharmaceutical Company	7.38	10-15-2020	2,150,000	2,332,750
Pinnacle Incorporated 144A	9.50	10-1-2023	500,000	552,500
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	1,185,000	1,270,913
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	88,400
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	726,681

				5,709,482

Industrials: 4.82%

Aerospace & Defense: 0.18%
TransDigm Group Incorporated	5.50	10-15-2020	470,000	474,700
TransDigm Group Incorporated	7.75	12-15-2018	750,000	798,750

				1,273,450

Airlines: 0.44%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,475,900
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	808,362
Delta Air Lines Incorporated	4.75	11-7-2021	688,148	744,920

				3,029,182

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 2.43%
ADT Corporation	3.50%	7-15-2022	$750,000	$661,875
ADT Corporation	4.13	6-15-2023	1,075,000	967,500
ADT Corporation 144A	6.25	10-15-2021	735,000	766,238
Covanta Holding Corporation	5.88	3-1-2024	1,885,000	1,922,924
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,605,000
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,622,450
Interface Incorporated	7.63	12-1-2018	113,000	119,921
Iron Mountain Incorporated	5.75	8-15-2024	4,525,000	4,468,438
Iron Mountain Incorporated	6.00	8-15-2023	2,160,000	2,295,000
Iron Mountain Incorporated	8.38	8-15-2021	759,000	800,745
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	798,821
Republic Services Incorporated	3.55	6-1-2022	750,000	758,231

				16,787,143

Machinery: 0.11%
Columbus McKinnon Corporation	7.88	2-1-2019	725,000	779,375

Professional Services: 0.27%
Interactive Data Corporation	10.25	8-1-2018	1,170,000	1,254,825
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	589,946

				1,844,771

Trading Companies & Distributors: 1.27%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,010,000	4,350,850
H&E Equipment Services Incorporated	7.00	9-1-2022	3,085,000	3,393,500
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	87,000
International Lease Finance Corporation	8.63	9-15-2015	900,000	987,750

				8,819,100

Transportation Infrastructure: 0.12%
Watco Companies LLC 144A	6.38	4-1-2023	835,000	845,438

Information Technology: 4.58%

Communications Equipment: 0.42%
Avaya Incorporated	9.75	11-1-2015	575,000	576,380
CyrusOne LP	6.38	11-15-2022	300,000	318,750
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,230,388
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	747,771

				2,873,289

Electronic Equipment, Instruments & Components: 1.04%
CDW Financial Corporation	12.54	10-12-2017	101,000	105,545
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,290,438
L-3 Communications Corporation	4.95	2-15-2021	750,000	816,815

				7,212,798

10	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.03%
Equinix Incorporated	7.00%	7-15-2021	$75,000	$83,700
Sophia Holding Finance LP (PIK at 9.63%) 144A¥	9.63	12-1-2018	105,000	109,463

				193,163

IT Services: 1.88%
Audatex North America Incorporated 144A	6.00	6-15-2021	1,400,000	1,501,500
Audatex North America Incorporated 144A	6.13	11-1-2023	420,000	448,875
Fidelity National Information Services Incorporated	7.88	7-15-2020	1,000,000	1,070,555
First Data Corporation 144A	6.75	11-1-2020	900,000	960,750
First Data Corporation 144A	7.38	6-15-2019	625,000	670,313
First Data Corporation	11.75	8-15-2021	2,360,000	2,513,400
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	906,459	873,600
SunGard Data Systems Incorporated	6.63	11-1-2019	2,000,000	2,095,000
SunGard Data Systems Incorporated	7.38	11-15-2018	2,457,000	2,604,420
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	273,125

				13,011,538

Semiconductors & Semiconductor Equipment: 0.21%
Micron Technology Incorporated 144A	5.88	2-15-2022	1,400,000	1,477,000

Software: 0.43%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	751,706
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	190,313
BMC Software Finance Incorporated 144A	8.13	7-15-2021	620,000	649,450
CA Incorporated	5.38	12-1-2019	750,000	842,647
Nuance Communications Incorporated 144A	5.38	8-15-2020	530,000	533,975

				2,968,091

Technology Hardware, Storage & Peripherals: 0.57%
Hewlett-Packard Company	4.05	9-15-2022	750,000	768,531
NCR Corporation 144A	5.88	12-15-2021	230,000	243,800
NCR Corporation 144A	6.38	12-15-2023	2,725,000	2,915,750

				3,928,081

Materials: 1.11%

Chemicals: 0.12%
Dow Chemical Company	4.13	11-15-2021	750,000	792,090

Containers & Packaging: 0.68%
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,850
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	564,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,513,531
Sealed Air Corporation 144A	8.38	9-15-2021	2,260,000	2,604,650

				4,721,031

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.08%
Freeport-McMoRan Copper & Gold Incorporated	3.55%	3-1-2022	$600,000	$579,910
Indalex Holdings Corporation (a)(t)(i)	11.50	2-1-2020	3,170,000	0

				579,910

Paper & Forest Products: 0.23%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,586,445

Telecommunication Services: 8.71%

Diversified Telecommunication Services: 3.74%
CenturyLink Incorporated	5.80	3-15-2022	600,000	615,000
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,816,281
Frontier Communications Corporation	8.13	10-1-2018	845,000	983,369
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,210,300
Frontier Communications Corporation	8.50	4-15-2020	525,000	611,297
GCI Incorporated	6.75	6-1-2021	2,330,000	2,356,213
GCI Incorporated	8.63	11-15-2019	5,625,000	6,011,719
Qwest Corporation	7.13	11-15-2043	795,000	791,605
Qwest Corporation	7.25	9-15-2025	1,040,000	1,190,788
Qwest Corporation	7.63	8-3-2021	230,000	249,550
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,430,425
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	1,270,000	1,289,050
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	600,000	609,000
Windstream Corporation	7.88	11-1-2017	2,330,000	2,676,588

				25,841,185

Wireless Telecommunication Services: 4.97%
Crown Castle International Corporation	7.13	11-1-2019	70,000	74,725
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	867,908
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,522,750
MetroPCS Wireless Incorporated	7.88	9-1-2018	1,950,000	2,062,125
SBA Telecommunications Corporation	5.63	10-1-2019	160,000	167,800
SBA Telecommunications Corporation	5.75	7-15-2020	2,000,000	2,100,000
SBA Telecommunications Corporation	8.25	8-15-2019	15,000	15,840
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	13,494,188
Sprint Capital Corporation	8.75	3-15-2032	515,000	576,156
Sprint Communications Incorporated	7.00	8-15-2020	1,340,000	1,457,250
Sprint Communications Incorporated 144A	9.00	11-15-2018	325,000	396,094
Sprint Communications Incorporated	11.50	11-15-2021	625,000	837,500
Sprint Corporation 144A	7.13	6-15-2024	960,000	1,008,000
Sprint Corporation 144A	7.25	9-15-2021	200,000	218,000
Sprint Corporation 144A	7.88	9-15-2023	200,000	220,500
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	89,356
T-Mobile USA Incorporated	6.25	4-1-2021	505,000	537,825
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	169,600
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	83,900
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	177,375
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	540,350
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	993,600

12	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.73%	4-28-2022	$3,490,000	$3,764,838
T-Mobile USA Incorporated	6.84	4-28-2023	945,000	1,017,056

				34,392,736

Utilities: 2.56%

Electric Utilities: 1.36%
Energy Future Intermediate Holding Company LLC 144A(s)	6.88	8-15-2017	500,000	521,250
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	812,774
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,730,000	1,898,675
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,030,315
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	2,144,546
PNM Resources Incorporated	9.25	5-15-2015	9,000	9,765

				9,417,325

Gas Utilities: 0.41%
AmeriGas Finance LLC	6.50	5-20-2021	45,000	48,263
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,930,313
AmeriGas Finance LLC	7.00	5-20-2022	795,000	874,500

				2,853,076

Independent Power & Renewable Electricity Producers: 0.58%
Calpine Corporation 144A	6.00	1-15-2022	425,000	451,563
NSG Holdings LLC 144A	7.75	12-15-2025	2,175,000	2,327,250
Reliant Energy Incorporated	9.24	7-2-2017	759,521	774,711
Reliant Energy Incorporated	9.68	7-2-2026	410,000	434,600

				3,988,124

Multi-Utilities: 0.21%
Ameren Illinois Company	9.75	11-15-2018	500,000	653,418
CMS Energy Corporation	5.05	3-15-2022	750,000	843,893

				1,497,311

Total Corporate Bonds and Notes (Cost $431,762,492)				457,779,994

Foreign Corporate Bonds and Notes @: 3.77%

Consumer Discretionary: 0.34%

Auto Components: 0.03%
Gestamp Funding Luxembourg SA (EUR)	5.88	5-31-2020	135,000	200,028

Automobiles: 0.10%
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	571,820
Servus Luxembourg Holding SCA 144A (EUR)	7.75	6-15-2018	100,000	148,974

				720,794

Media: 0.21%
Altice SA 144A%% (EUR)	7.25	5-15-2022	100,000	144,441
Arqiva Broadcast Finance plc 144A (GBP)	9.50	3-31-2020	100,000	193,322

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Unitymedia Hessen GmbH & Company 144A (EUR)	5.13%	1-21-2023	500,000	$732,520
Virgin Media Finance plc (GBP)	8.88	10-15-2019	201,000	363,131

				1,433,414

Consumer Staples: 0.36%

Beverages: 0.08%
Bacardi Limited (EUR)	2.75	7-3-2023	400,000	567,090

Food & Staples Retailing: 0.12%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	500,000	806,985

Food Products: 0.16%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	1,124,050

Energy: 0.20%

Oil, Gas & Consumable Fuels: 0.20%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	18,450,000	1,376,844

Financials: 2.17%

Banks: 2.08%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,505,101
European Investment Bank (AUD)	6.50	8-7-2019	4,880,000	5,075,984
General Electric Capital Corporation (NZD)	4.25	1-17-2018	2,000,000	1,685,647
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	965,318
KfW (AUD)	5.00	3-19-2024	1,300,000	1,245,019
KfW (AUD)	6.38	2-17-2015	3,319,000	2,915,055

				14,392,124

Consumer Finance: 0.09%
Fiat Industrial SpA (EUR)	6.25	3-9-2018	400,000	630,744

Industrials: 0.44%

Building Products: 0.09%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	588,305

Commercial Services & Supplies: 0.05%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	349,872

Construction & Engineering: 0.04%
Grupo Isolux Corsan Finance BV 144A (EUR)	6.63	4-15-2021	200,000	278,857

Trading Companies & Distributors: 0.04%
Rexel SA (EUR)	5.13	6-15-2020	200,000	296,554

Transportation Infrastructure: 0.22%
Autoroutes Du Sud de la France (EUR)	2.95	1-17-2024	500,000	718,903
Heathrow Funding Limited (EUR)	4.60	2-15-2020	500,000	780,376

				1,499,279

14	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.08%

IT Services: 0.04%
Interxion Holding NV 144A (EUR)	6.00%	7-15-2020	200,000	$296,338

Software: 0.04%
Teamsystem Holdings SpA 144A (EUR)	7.38	5-15-2020	200,000	293,480

Telecommunication Services: 0.07%

Diversified Telecommunication Services: 0.07%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	481,320

Utilities: 0.11%

Water Utilities: 0.11%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	740,775

Total Foreign Corporate Bonds and Notes (Cost $24,193,123)				26,076,853

Foreign Government Bonds @: 25.71%
Australia (AUD)	3.25	4-21-2025	3,350,000	2,896,354
Brazil (BRL)	10.00	1-1-2023	49,500,000	20,126,874
Colombia (COP)	7.75	4-14-2021	5,250,000,000	3,054,723
Hungary (HUF)	5.50	6-24-2025	1,110,000,000	5,020,490
Hungary (HUF)	6.75	11-24-2017	1,695,000,000	8,402,748
Indonesia (IDR)	7.88	4-15-2019	74,000,000,000	6,464,559
Indonesia (IDR)	8.38	3-15-2024	85,650,000,000	7,567,485
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,189,999
Malaysia (MYR)	3.26	3-1-2018	22,500,000	6,818,013
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,599,031
Mexico (MXN)	4.75	6-14-2018	55,330,000	4,193,255
Mexico (MXN)	10.00	12-5-2024	74,370,000	7,327,111
New Zealand (NZD)	5.50	4-15-2023	5,625,000	5,234,399
Nigeria (NGN)	15.10	4-27-2017	500,000,000	3,266,418
Poland (PLN)	4.00	10-25-2023	39,775,000	13,105,722
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	4,210,660
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	4,721,151
Republic of South Africa (ZAR)	7.75	2-28-2023	95,000,000	8,701,297
Republic of South Africa (ZAR)	8.00	1-31-2030	55,000,000	4,805,998
Romania (RON)	6.00	4-30-2016	14,750,000	4,813,925
Russia (RUB)	7.00	1-25-2023	50,500,000	1,229,719
Russia (RUB)	7.50	3-15-2018	172,600,000	4,602,667
Russia (RUB)	7.60	7-20-2022	288,400,000	7,346,611
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,815,263
Thailand (THB)	3.25	6-16-2017	325,000,000	10,277,382
Turkey (TRY)	6.30	2-14-2018	675,000	293,138
Turkey (TRY)	8.30	6-20-2018	18,200,000	8,412,398
Turkey (TRY)	9.00	3-8-2017	23,950,000	11,341,245

Total Foreign Government Bonds (Cost $184,024,430)				177,838,635

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.05%

New York: 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00%	4-1-2018	$345,000	$337,672

Total Municipal Obligations (Cost $345,000)				337,672

Non-Agency Mortgage Backed Securities: 7.40%
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	460,000	473,450
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.09	9-25-2046	3,589,254	2,441,777
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.05	4-25-2034	88,146	85,673
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	271,347	270,800
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	6.05	7-10-2044	1,340,000	1,413,208
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	500,000	530,804
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.46	2-10-2051	550,000	627,260
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	804,444
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.72	6-10-2049	430,000	476,007
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	581,828	608,388
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.10	1-26-2037	161,657	161,562
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.69	2-25-2033	180,053	177,647
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	1,627	1,620
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.92	6-11-2050	318,000	356,965
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	113,810
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.43	12-25-2035	17,688	17,652
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	296,860	296,548
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	99,497	100,825
Centex Home Equity Series 2003-C Class AF4	5.46	4-25-2032	21,861	21,855
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	256,555	263,895
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.97	3-15-2049	680,000	734,391
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.89	12-10-2049	450,000	496,319
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	5.04	9-10-2045	1,000,000	1,048,943
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.53	12-25-2033	94,736	90,201
Commercial Mortgage Trust Series 2012-CR2 Class C ±	5.02	8-15-2045	1,000,000	1,056,544
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.30	10-13-2028	1,000,000	1,021,976
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.74	2-25-2034	97,099	100,450
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.60	10-25-2033	182,313	180,675
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	5.98	6-15-2038	1,045,000	1,137,423
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,616,217
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,085,791
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.17	9-25-2032	641,843	645,303
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.82	6-25-2033	207,643	205,930
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.23	3-25-2033	53,928	54,726
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.81	4-25-2036	251,787	247,216
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	432,205
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	469,477	464,355
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	18,185	17,775
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AM	5.48	3-10-2039	200,000	215,484
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AMFX	5.48	3-10-2039	100,000	107,384
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.47	11-25-2032	447,023	431,655
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.68	7-25-2034	111,700	113,277

16	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Greenpoint Mortgage Funding Trust Series 2005-HE4 Class 1A1 ±	0.59%	7-25-2030	$23,812	$23,210
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	6.01	7-10-2038	2,570,000	2,800,889
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	529,529
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-2038	835,000	895,817
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	6.00	8-10-2045	910,950	1,011,596
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±(c)	1.65	8-10-2043	6,124,164	419,364
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.77	5-10-2045	4,867,532	611,576
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	5.61	6-25-2034	47,074	49,235
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.58	4-25-2035	19,714	19,326
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.45	3-25-2035	201,935	196,063
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.45	5-25-2036	279,932	274,075
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	959,203
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	6.09	2-12-2051	785,000	886,209
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	500,000	524,443
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.71	7-25-2034	87,467	87,385
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.49	7-25-2034	106,302	105,480
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.95	6-25-2035	480,195	483,855
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	77,265	79,344
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	362,003	374,135
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	825,279
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.32	4-15-2041	820,000	941,538
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.32	12-25-2036	3,052,611	2,193,866
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.49	12-25-2033	669,392	669,527
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.58	1-25-2034	32,793	32,086
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.63	11-21-2034	44,329	45,271
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	87,094	88,622
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	369,738
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	924,594
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	120,000	124,319
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.86	5-12-2039	565,000	612,852
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	0.95	12-25-2031	22,608	20,377
Mid State Trust Series 11 Class A1	4.86	7-15-2038	272,556	290,711
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.03	1-25-2029	171,253	171,165
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±(c)	2.03	8-15-2045	5,867,300	544,714
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.20	12-27-2033	706,844	679,880
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	675,678
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	547,092
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,075,195
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	27,336
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	543,981
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,355,000	1,465,374
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	6.00	8-15-2045	615,000	676,463
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.71	3-15-2045	900,000	990,499
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.08	11-25-2034	1,165,049	1,070,102
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.73	3-25-2035	62,015	60,871
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.50	5-25-2035	69,934	71,431
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.09	12-26-2035	45,153	45,258
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	694,529	703,039
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.35	2-25-2036	98,760	98,260

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Residential Asset Securities Corporation Series 2004-KS3 Class AI4 ±	3.77%	1-25-2032	$195,010	$195,704
Residential Funding Mortgage Securiities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	90,802	92,571
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.26	12-25-2030	182,296	191,506
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	713,712	722,934
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.91	4-20-2033	31,268	31,120
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.57	3-25-2034	89,013	89,898
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.75	5-25-2035	26,878	26,869
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.75	10-25-2027	115,567	112,514
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.29	11-25-2033	300,046	298,901
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.81	5-15-2033	7,362,196	193,668
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,308,112
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	285,927	299,218

Total Non-Agency Mortgage Backed Securities (Cost $48,656,960)				51,227,297

	Dividend yield		Shares
Preferred Stocks: 0.18%

Financials: 0.18%

Banks: 0.18%
GMAC Capital Trust I ±	8.13		44,400	1,220,556

Total Preferred Stocks (Cost $1,130,339)				1,220,556

	Interest rate		Principal
Term Loans ±: 16.03%
Accellent Incorporated %%<	0.00	3-11-2022	$620,000	610,700
ADS Waste Holdings Incorporated	3.75	10-9-2019	1,071,552	1,063,065
Advantage Sales & Marketing LLC	8.25	6-17-2018	452,143	455,308
Alliance Laundry Systems LLC	4.25	12-10-2018	1,719,212	1,717,063
Alliance Laundry Systems LLC	9.50	12-10-2019	2,218,122	2,220,894
Allison Transmission Incorporated	3.75	8-23-2019	3,427,318	3,425,605
American Capital Holdings Incorporated	3.50	8-22-2017	1,401,375	1,397,003
Applied Systems Incorporated	7.50	1-22-2022	325,000	328,250
Arris Group Incorporated	3.50	4-17-2020	756,886	750,582
Asurion LLC %%<	8.50	3-3-2021	1,235,000	1,267,419
Capital Automotive LP	4.00	4-10-2019	3,146,376	3,143,418
Capital Automotive LP	6.00	4-30-2020	1,460,000	1,474,600
CBAC Borrower LLC	8.25	7-2-2020	1,200,000	1,245,000
CCC Information Services Incorporated	4.00	12-20-2019	593,490	590,523
CCM Merger Incorporated	5.00	3-1-2017	2,752,430	2,742,108
CDW LLC	3.25	4-29-2020	891,250	880,742
Centaur Acquisition LLC	5.25	2-20-2019	116,237	116,273
Centaur Acquisition LLC	8.75	2-20-2020	1,850,000	1,865,411
Crown Castle Operating Company	3.25	1-31-2021	6,501,357	6,474,961
DaVita HealthCare Partners Incorporated	4.00	11-1-2019	1,126,848	1,129,192
Dell Incorporated	4.50	4-29-2020	8,407,750	8,382,527
DineEquity Incorporated	3.75	10-19-2017	1,394,749	1,398,821
Dunkin’ Brands Incorporated	3.25	2-7-2021	1,557,491	1,542,244

18	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans ± (continued)
Entercom Radio LLC	4.03%	11-23-2018	$1,178,320	$1,178,320
Focus Brands Incorporated	4.25	2-21-2018	784,472	783,985
Focus Brands Incorporated	10.25	8-21-2018	2,023,863	2,049,161
Goodyear Tire & Rubber Company	4.75	4-30-2019	5,500,000	5,522,330
HGIM Corporation %%<	0.00	6-18-2020	1,225,000	1,203,563
HHI Holdings LLC %%<	5.00	10-5-2018	2,341,088	2,339,145
Hub International Limited	4.25	10-2-2020	277,605	277,011
Interactive Data Corporation	3.75	2-11-2018	3,333,746	3,329,579
Kronos Incorporated	4.50	10-30-2019	585,895	586,264
Learfield Communications Incorporated	8.75	10-9-2021	150,000	152,250
Level 3 Financing Incorporated	4.00	1-15-2020	1,700,000	1,702,652
LIN Television Corporation	4.00	12-21-2018	738,683	737,449
LPL Holdings Incorporated	3.25	3-29-2019	2,582,212	2,564,989
LTS Buyer LLC	8.00	4-12-2021	566,625	570,166
MedAssets Incorporated	4.00	12-12-2019	236,465	236,096
MGM Resorts International	3.50	12-20-2019	1,358,741	1,349,406
Mission Broadcasting Incorporated	3.75	10-1-2020	126,995	126,413
Nexstar Broadcasting Incorporated	3.75	10-1-2020	144,014	143,354
Novelis Incorporated	3.75	3-10-2017	974,926	971,573
nTelos Incorporated	5.75	11-9-2019	1,315,440	1,316,269
Nusil Technology LLC	5.25	4-7-2017	393,460	382,148
Philadelphia Energy Solutions LLC	6.25	4-4-2018	2,846,250	2,540,278
Prestige Brands Incorporated	3.79	1-31-2019	141,572	140,982
Sedgwick Incorporated	6.75	2-28-2022	620,000	612,641
Spin Holdco Incorporated	4.25	11-14-2019	1,663,057	1,655,989
Syniverse Holdings Incorporated	4.00	4-23-2019	1,129,492	1,125,947
Tallgrass Operations LLC	4.25	11-13-2018	1,731,544	1,741,639
Telesat Canada	3.50	3-28-2019	2,603,824	2,594,867
Tempur-Pedic International Incorporated	3.50	3-18-2020	920,347	913,637
Texas Competitive Electric Holdings LLC (t)	3.74	10-10-2014	20,096,983	15,114,539
TransDigm Group Incorporated	3.75	2-28-2020	3,447,277	3,427,696
TWCC Holdings Corporation %%<	7.00	6-26-2020	2,065,000	2,052,094
United Surgical Partners International Incorporated	4.25	4-19-2017	1,907,381	1,904,196
United Surgical Partners International Incorporated	4.75	4-3-2019	1,046,394	1,047,262
Valeant Pharmaceuticals International Incorporated	3.75	2-13-2019	1,670,314	1,669,061
Valeant Pharmaceuticals International Incorporated	3.75	12-11-2019	199,548	198,907
Vertafore Incorporated	9.75	10-29-2017	510,000	516,375
W3 Company	9.25	9-13-2020	289,275	289,275
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	1,653,300	1,640,900

Total Term Loans (Cost $115,561,841)				110,930,117

Yankee Corporate Bonds and Notes: 6.53%

Consumer Discretionary: 0.54%

Diversified Consumer Services: 0.11%
Anglo American Capital Company 144A	4.13	9-27-2022	750,000	733,598

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.43%
Grupo Televisa SA	6.00%	5-15-2018	$750,000	$845,871
Myriad International Holdings BV	6.00	7-18-2020	500,000	546,250
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	829,688
Videotron Limited	9.13	4-15-2018	40,000	41,400
WPP Finance 2010	3.63	9-7-2022	750,000	747,932

				3,011,141

Consumer Staples: 0.34%

Beverages: 0.12%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	801,311

Food Products: 0.11%
BRF SA 144A	5.88	6-6-2022	750,000	798,750

Tobacco: 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	739,311

Energy: 0.70%

Energy Equipment & Services: 0.11%
Ensco plc	4.70	3-15-2021	750,000	809,993

Oil, Gas & Consumable Fuels: 0.59%
Griffin Coal Mining Company Limited 144A(t)	9.50	12-1-2016	1,685,411	1,289,339
Griffin Coal Mining Company Limited (t)	9.50	12-1-2016	137,792	105,411
Petrobras International Finance Company	5.38	1-27-2021	670,000	685,950
Petroleos Mexicanos	4.88	1-24-2022	750,000	787,313
Petroplus International Finance Company	5.75	1-20-2020	650,000	686,305
Teekay Corporation	8.50	1-15-2020	5,000	5,775
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	514,353

				4,074,446

Financials: 1.09%

Banks: 1.09%
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	649,617
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,013,029
Export Import Bank of Korea	5.00	4-11-2022	750,000	836,501
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,643,400
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	819,158
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	432,638
Preferred Term Securities XII Limited (t)(i)	1.00	12-24-2033	635,000	6
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	797,996
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	737,263
Tyco Electronics Group SA	3.50	2-3-2022	625,000	628,643

				7,558,251

20	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.30%

Pharmaceuticals: 0.30%
Valeant Pharmaceuticals International Incorporated 144A	6.75%	8-15-2018	$680,000	$736,100
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	1,210,000	1,349,150

				2,085,250

Industrials: 0.12%

Road & Rail: 0.12%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	805,244

Information Technology: 0.50%

Communications Equipment: 0.11%
Ericsson LM	4.13	5-15-2022	750,000	772,843

Internet Software & Services: 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	804,731

Technology Hardware, Storage & Peripherals: 0.27%
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	731,250
Seagate Technology HDD Holdings	6.88	5-1-2020	1,035,000	1,125,563

				1,856,813

Materials: 0.80%

Metals & Mining: 0.61%
ArcelorMittal SA	5.00	2-25-2017	725,000	767,594
Novelis Incorporated	8.38	12-15-2017	550,000	587,125
Novelis Incorporated	8.75	12-15-2020	725,000	808,375
Vale Overseas Limited	4.38	1-11-2022	750,000	759,824
Vedanta Resources plc 144A	6.00	1-31-2019	1,300,000	1,295,125

				4,218,043

Paper & Forest Products: 0.19%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,302,600

Telecommunication Services: 2.04%

Diversified Telecommunication Services: 1.82%
Intelsat (Luxembourg) SA	7.75	6-1-2021	1,195,000	1,245,788
Intelsat (Luxembourg) SA	8.13	6-1-2023	530,000	556,500
Intelsat Jackson Holdings SA 144A	5.50	8-1-2023	2,950,000	2,887,313
Intelsat Jackson Holdings SA	6.63	12-15-2022	590,000	606,225
Intelsat Jackson Holdings SA	7.25	4-1-2019	1,820,000	1,949,675
Intelsat Jackson Holdings SA	7.25	10-15-2020	1,775,000	1,917,000
Intelsat Jackson Holdings SA	7.50	4-1-2021	525,000	575,531
Intelsat Jackson Holdings SA	8.50	11-1-2019	1,400,000	1,498,000
Qtel International Finance Limited	5.00	10-19-2025	300,000	312,360
Virgin Media Secured Finance plc 144A	5.38	4-15-2021	365,000	374,125
Virgin Media Secured Finance plc	6.50	1-15-2018	650,000	672,360

				12,594,877

Portfolio of investments—April 30, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.22%
Globo Communicacoes Participacoes SA 144A	4.88%	4-11-2022	$750,000	$756,563
Telesat Canada 144A	6.00	5-15-2017	775,000	801,156

				1,557,719

Utilities: 0.10%

Electric Utilities: 0.10%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	681,688

Total Yankee Corporate Bonds and Notes (Cost $43,768,081)				45,206,609

	Yield		Shares
Short-Term Investments: 4.78%

Investment Companies: 4.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		33,045,178	33,045,178

Total Short-Term Investments (Cost $33,045,178)				33,045,178

Total investments in securities
(Cost $899,804,551) *	133.17%	921,291,713
Other assets and liabilities, net	(33.17)	(229,470,627)

Total net assets	100.00%	$691,821,086

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	Security issued on a when-issued basis

(t)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security

@	Foreign bond principal is denominated in local currency.

<	All or a portion of the position represents an unfunded term loan commitment.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded term loans.

*	Cost for federal income tax purposes is $904,093,179 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,425,866
Gross unrealized depreciation	(27,227,332)

Net unrealized appreciation	$17,198,534

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: June 26, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 26, 2014